Condensed Consolidated Statements of Stockholders Equity - USD ($) $ in Millions	Common Stock Common Stock Adoption of ASC 326	Common Stock Common Stock	Common Stock Ordinary Shares Adoption of ASC 326	Common Stock Ordinary Shares	Common Stock	Additional Paid-in Capital Adoption of ASC 326	Additional Paid-in Capital	Accumulated Deficit Adoption of ASC 326	Accumulated Deficit	Accumulated Other Comprehensive Loss Adoption of ASC 326	Accumulated Other Comprehensive Loss	Adoption of ASC 326	Total
Balance at Dec. 31, 2017					$ 1.1		$ 112.2		$ (153.0)		$ (4.6)		$ (44.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of preferred equity certificates for ordinary shares							16.7						16.7
Pension and post-employment benefits													(11.1)
Cash flow hedging activities, net of tax											0.9		0.9
Foreign currency translation adjustments											(80.0)		(80.0)
Net income (loss)									(239.1)				(239.1)
Balance at Dec. 31, 2018					1.1		128.9		(392.1)		(94.8)		(356.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation							1.4						1.4
Pension and post-employment benefits													(2.7)
Cash flow hedging activities, net of tax											3.2		3.2
Foreign currency translation adjustments											29.8		29.8
Net income (loss)									(109.0)				(109.0)
Balance at Dec. 31, 2019		$ 2.2		$ 0.0	2.2		242.2		(501.1)		(64.5)		(321.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity contributions		0.0		0.0			5.0		0.0		0.0		5.0
Pension and post-employment benefits		0.0		0.0			0.0		0.0		(1.2)		(1.2)
Cash flow hedging activities, net of tax	$ 0.0		$ 0.0			$ 0.0		$ 0.0		$ (21.8)		$ 0.0	(21.8)
Foreign currency translation adjustments		0.0		0.0			0.0		0.0		(99.7)		(99.7)
Net income (loss)		0.0		0.0			0.0		33.3		0.0		33.3
Balance at Sep. 30, 2020	0.0	2.2	0.0	0.0		0.0	247.2	(5.7)	(473.5)	0.0	(187.2)	(5.7)	(411.3)
Balance at Dec. 31, 2019		2.2		0.0	2.2		242.2		(501.1)		(64.5)		(321.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of preferred equity certificates for ordinary shares							5.0						5.0
Pension and post-employment benefits													(29.0)
Cash flow hedging activities, net of tax											(19.8)		(19.8)
Foreign currency translation adjustments											(99.4)		$ (99.4)
Adoption of new accounting standard Topic ASC 326													us-gaap:AccountingStandardsUpdate201613Member
Net income (loss)									(38.5)				$ (38.5)
Balance at Dec. 31, 2020		2.2		0.0	2.2		247.2	(5.7)	(545.3)		(212.7)	(5.7)	(508.6)
Balance at Jun. 30, 2020		2.2		0.0			242.2		(486.5)		(158.4)		(400.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity contributions		0.0		0.0			5.0		0.0		0.0		5.0
Pension and post-employment benefits		0.0		0.0			0.0		0.0		(0.8)		(0.8)
Cash flow hedging activities, net of tax		0.0		0.0			0.0		0.0		1.5		1.5
Foreign currency translation adjustments		0.0		0.0			0.0		0.0		(29.5)		(29.5)
Net income (loss)		0.0		0.0			0.0		13.0		0.0		13.0
Balance at Sep. 30, 2020	$ 0.0	2.2	$ 0.0	0.0		$ 0.0	247.2	(5.7)	(473.5)	$ 0.0	(187.2)	(5.7)	(411.3)
Balance at Dec. 31, 2020		2.2		0.0	$ 2.2		247.2	$ (5.7)	(545.3)		(212.7)	$ (5.7)	(508.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of reorganization transactions		(2.2)		0.0			(39.6)		0.0		0.0		(41.8)
Issuance of ordinary shares sold in IPO, net of offering costs		0.0		0.0			725.7		0.0		0.0		725.7
Exchange of preferred equity certificates for ordinary shares		0.0		0.0			620.9		0.0		0.0		620.9
Conversion of share-based awards		0.0		0.0			68.1		0.0		0.0		68.1
Share-based compensation		0.0		0.0			67.1		0.0		0.0		67.1
Tax receivable agreement		0.0		0.0			(255.7)		0.0		0.0		(255.7)
Pension and post-employment benefits													0.0
Cash flow hedging activities, net of tax		0.0		0.0			0.0		0.0		1.0		1.0
Foreign currency translation adjustments		0.0		0.0			0.0		0.0		31.3		31.3
Adoption of new accounting standard Topic ASC 326												us-gaap:AccountingStandardsUpdate201613Member
Net income (loss)		0.0		0.0			0.0		(139.1)		0.0		(139.1)
Balance at Sep. 30, 2021		0.0		0.0			1,433.7		(684.4)		(180.4)		568.9
Balance at Jun. 30, 2021		0.0		0.0			1,419.8		(642.3)		(153.3)		624.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		0.0		0.0			13.9		0.0		0.0		13.9
Pension and post-employment benefits													0.0
Cash flow hedging activities, net of tax		0.0		0.0			0.0		0.0		(4.1)		(4.1)
Foreign currency translation adjustments		0.0		0.0			0.0		0.0		(23.0)		(23.0)
Net income (loss)		0.0		0.0			0.0		(42.1)		0.0		(42.1)
Balance at Sep. 30, 2021		$ 0.0		$ 0.0			$ 1,433.7		$ (684.4)		$ (180.4)		$ 568.9